Borrowings (Tables)	12 Months Ended
Sep. 30, 2023
Borrowings [abstract]
Disclosure of changes in borrowings [Table Text Block]
	CEBA Term	March 2022	August 2022	Total
	Loans	Loans	Loans	Borrowings
Balance, September 30, 2021	$53,251	$-	$-	$53,251
Assumed from acquisition (Note 4)	26,238	-	-	26,238
Issuance at fair value	-	1,634,283	475,591	2,109,874
Deferred financing fees	-	(74,055)	(76,354)	(150,409)
Net borrowings	79,489	1,560,228	399,237	2,038,954
Adjustment	(5,496)	-	-	(5,496)
Accrued interest and accretion expense	4,803	304,922	11,588	321,313
Foreign exchange loss	-	-	24,523	24,523
Interest paid	-	(100,520)	-	(100,520)
Balance, September 30, 2022	$78,796	$1,764,630	$435,348	$2,278,774
Accrued interest and accretion expense	11,204	274,887	179,096	465,187
Interest paid	-	(39,517)	(63,661)	(103,178)
Repayment of principal	(70,000)	(1,988,000)	(275,315)	(2,333,315)
Settled in equity (Notes 12 and 18)	-	(12,000)	(275,468)	(287,468)
Forgivable amount	(20,000)	-	-	(20,000)

Balance, September 30, 2023	$-	$-	$-	$-